FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/05

        Check here if Amendment [ ]; Amendment Number: ______
                This Amendment (Check only one.): [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Great Northern Asset Management Inc.
        332 Minnesota Street W-2900
        St. Paul, MN 55101

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jay E. Rothmeier
Title:  Managing Director
Phone:  651 222-6130 x4

Signature, Place, and Date of Signing:

/s/ Jay E. Rothmeier             St. Paul, MN               December 29, 2006
      [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-__________________ ________________________________________________
[Repeat as necessary.]


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  135,964,330.16
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No.             Form 13F File Number        Name

                    28-________________________

[Repeat as necessary.]

                              FORM 13F INFORMATION

Great Northern Capital
Form 13F Information Table
31-Dec-05

                                                                                  INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     VALUE x1000      SHARES   DISCRETION  MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC                       COMMON STOCK  00651f108      83,749.80    14,390.00    SOLE        NONE    14,000.00  0.00      390.00
ADVENT SOFTWARE               COMMON STOCK  007974108   2,822,576.08    97,532.00    SOLE        NONE    48,861.00  0.00   48,671.00
AMER PHYSICIAN CAP            COMMON STOCK  028884104   2,554,898.84    55,796.00    SOLE        NONE    30,039.00  0.00   25,757.00
ASTEC INDS INC                COMMON STOCK  046224101   2,957,820.24    90,564.00    SOLE        NONE    47,713.00  0.00   42,851.00
ASV INC                       COMMON STOCK  001963107   3,891,634.20   155,790.00    SOLE        NONE    79,179.00  0.00   76,611.00
BE AEROSPACE                  COMMON STOCK  073302101   3,247,486.00   147,613.00    SOLE        NONE    79,170.00  0.00   68,443.00
CENTER FINANCIAL CORP         COMMON STOCK  15146e102   2,189,372.88    87,018.00    SOLE        NONE    45,133.00  0.00   41,885.00
CERADYNE INC                  COMMON STOCK  156710105   2,786,380.80    63,616.00    SOLE        NONE    32,289.00  0.00   31,327.00
COGNIZANT TECH SOLUTIONS CRP  COMMON STOCK  192446102   1,987,977.42    39,546.00    SOLE        NONE    20,548.00  0.00   18,998.00
COMTECH TELECOM               COMMON STOCK  205826209   1,929,965.70    63,174.00    SOLE        NONE    32,247.00  0.00   30,927.00
DENDREON CORP                 COMMON STOCK  24823q107      76,367.80    14,090.00    SOLE        NONE    13,700.00  0.00      390.00
DIGITAL INSIGHT               COMMON STOCK  25385p106   2,659,869.38    83,069.00    SOLE        NONE    41,916.00  0.00   41,153.00
DREW INDS INC                 COMMON STOCK  26168l205   3,059,911.74   108,546.00    SOLE        NONE    55,856.00  0.00   52,690.00
DRIL-QUIP INC                 COMMON STOCK  262037104   3,222,580.00    68,275.00    SOLE        NONE    34,398.00  0.00   33,877.00
FIRST COMMUN CA               COMMON STOCK  31983b101   2,255,485.08    41,484.00    SOLE        NONE    21,784.00  0.00   19,700.00
FIRST REP BANK                COMMON STOCK  336158100   2,117,268.08    57,208.00    SOLE        NONE    29,026.00  0.00   28,182.00
FPIC INSURANCE                COMMON STOCK  302563101   2,292,420.80    66,064.00    SOLE        NONE    33,981.00  0.00   32,083.00
GUESS INC                     COMMON STOCK  401617105   3,994,070.80   112,193.00    SOLE        NONE    59,117.00  0.00   53,076.00
HANMI FINL CP                 COMMON STOCK  410495105   2,293,366.88   128,408.00    SOLE        NONE    65,557.00  0.00   62,851.00
HARLEYSVILLE GP               COMMON STOCK  412824104   2,378,878.50    89,769.00    SOLE        NONE    54,237.00  0.00   35,532.00
HUB GROUP INC-A               COMMON STOCK  443320106   2,547,073.55    72,053.00    SOLE        NONE    38,438.00  0.00   33,615.00
INTEVAC INC                   COMMON STOCK  461148108   2,417,500.80   183,144.00    SOLE        NONE    93,349.00  0.00   89,795.00
IRWIN FINANCIAL CORP          COMMON STOCK  464119106   1,466,841.60    68,480.00    SOLE        NONE    36,307.00  0.00   32,173.00
JOS A BANK CLOTHIERS INC      COMMON STOCK  480838101   2,566,876.71    59,131.00    SOLE        NONE    31,145.00  0.00   27,986.00
JOY GLOBAL INC                COMMON STOCK  481165108   3,752,560.00    93,814.00    SOLE        NONE    47,810.00  0.00   46,004.00
LABOR READY INC               COMMON STOCK  505401208   2,123,452.62   101,991.00    SOLE        NONE    53,586.00  0.00   48,405.00
LABRANCHE & CO                COMMON STOCK  505447102   2,673,043.56   264,396.00    SOLE        NONE   144,838.00  0.00  119,558.00
LATTICE SEMICON               COMMON STOCK  518415104     106,790.40    24,720.00    SOLE        NONE    24,000.00  0.00      720.00
LIGHTBRIDGE INC               COMMON STOCK  532226107      86,796.30    10,470.00    SOLE        NONE    10,200.00  0.00      270.00
MEADOWBROOK INS               COMMON STOCK  58319P108     111,836.00    19,150.00    SOLE        NONE    18,600.00  0.00      550.00
MESA AIR GROUP                COMMON STOCK  590479101   2,460,976.50   235,275.00    SOLE        NONE   125,515.00  0.00  109,760.00
MIDDLEBY CORP                 COMMON STOCK  596278101   4,273,359.50    49,403.00    SOLE        NONE    25,891.00  0.00   23,512.00
MOVADO GRP INC                COMMON STOCK  624580106   2,400,008.40   131,148.00    SOLE        NONE    70,787.00  0.00   60,361.00
NARA BANCORP INC              COMMON STOCK  63080p105   2,471,900.06   139,027.00    SOLE        NONE    72,431.00  0.00   66,596.00
OLYMPIC STEEL                 COMMON STOCK  68162k106   3,247,745.90   130,694.00    SOLE        NONE    67,671.00  0.00   63,023.00
ORASURE TECH                  COMMON STOCK  68554v108   2,451,818.88   277,984.00    SOLE        NONE   146,336.00  0.00  131,648.00
PARKER DRILLING               COMMON STOCK  701081101   4,295,080.53   396,591.00    SOLE        NONE   202,048.00  0.00  194,543.00
PRIVATEBANCORP                COMMON STOCK  742962103   2,123,635.71    59,703.00    SOLE        NONE    32,010.00  0.00   27,693.00
QUALITY SYSTEMS               COMMON STOCK  747582104   2,941,136.16    38,316.00    SOLE        NONE    20,384.00  0.00   17,932.00
RELIANCE STEEL & ALUMINUM     COMMON STOCK  759509102   2,669,354.88    43,674.00    SOLE        NONE    24,210.00  0.00   19,464.00
SELECTIVE INSURANCE GROUP     COMMON STOCK  816300107   2,650,008.60    49,906.00    SOLE        NONE    26,439.00  0.00   23,467.00
SHOE CARNIVAL                 COMMON STOCK  824889109   2,117,976.16    96,623.00    SOLE        NONE    47,997.00  0.00   48,626.00
SHUFFLE MASTER INC            COMMON STOCK  825549108   2,505,552.96    99,664.00    SOLE        NONE    52,315.00  0.00   47,349.00
SIERRA HEALTH                 COMMON STOCK  826322109   3,110,523.96    38,901.00    SOLE        NONE    20,338.00  0.00   18,563.00
SPHERION CORPORATION          COMMON STOCK  848420105   2,794,611.82   279,182.00    SOLE        NONE   148,690.00  0.00  130,492.00
STANDARD MOTOR                COMMON STOCK  853666105     110,390.80    11,960.00    SOLE        NONE    11,600.00  0.00      360.00
STEVEN MADDEN                 COMMON STOCK  556269108   2,458,447.61    84,107.00    SOLE        NONE    43,434.00  0.00   40,673.00
STEWART INFO SV               COMMON STOCK  860372101   2,010,411.69    41,307.00    SOLE        NONE    21,306.00  0.00   20,001.00
SUPERTEX INC                  COMMON STOCK  868532102   2,105,105.25    47,573.00    SOLE        NONE    23,842.00  0.00   23,731.00
SYKES ENTERPRISES INC         COMMON STOCK  871237103   2,676,647.26   200,198.00    SOLE        NONE   101,080.00  0.00   99,118.00
TELEDYNE TECHNOLOGIES INC     COMMON STOCK  879360105   2,553,146.70    87,737.00    SOLE        NONE    46,180.00  0.00   41,557.00
THORATEC LABS CORP            COMMON STOCK  885175307   3,422,291.52   165,408.00    SOLE        NONE    84,601.00  0.00   80,807.00
TOO INC                       COMMON STOCK  890333107   2,657,748.73    94,213.00    SOLE        NONE    50,900.00  0.00   43,313.00
TRAMMELL CROW                 COMMON STOCK  89288R106   2,332,072.35    90,919.00    SOLE        NONE    47,321.00  0.00   43,598.00
TRIQUINT SEMICONDUCTOR INC    COMMON STOCK  89674k103      74,404.00    16,720.00    SOLE        NONE    16,300.00  0.00      420.00
UNITED THERAPEUTICS CORP      COMMON STOCK  91307c102   3,867,264.00    55,950.00    SOLE        NONE    29,428.00  0.00   26,522.00
WESCO INTL INC                COMMON STOCK  95082p105   3,824,890.49    89,513.00    SOLE        NONE    46,695.00  0.00   42,818.00
1800FLOWERS.COM               SHORT STOCK   68243Q106     (85,771.20)  -13,360.00    SOLE        NONE         0.00  0.00  -13,360.00
BRADLEY PHARMACEUTICALS, INC  SHORT STOCK   104576103    (106,590.00)  -11,220.00    SOLE        NONE         0.00  0.00  -11,220.00
DANA CORP                     SHORT STOCK   235811106    (133,756.22)  -18,629.00    SOLE        NONE         0.00  0.00  -18,629.00
DIAMOND MANAGEMENT &
  TECHNOLOGY CONSULTANT       SHORT STOCK   25269l106    (120,211.60)  -15,140.00    SOLE        NONE         0.00  0.00  -15,140.00
ESPEED INC CL A               SHORT STOCK   296643109     (77,871.00)  -10,100.00    SOLE        NONE         0.00  0.00  -10,100.00
IMPAX LABORATORIES            SHORT STOCK   45256b101    (128,079.00)  -11,970.00    SOLE        NONE         0.00  0.00  -11,970.00
NET.B@NK INC                  SHORT STOCK   640933107    (119,852.00)  -16,600.00    SOLE        NONE         0.00  0.00  -16,600.00
QLT INC                       SHORT STOCK   746927102     (91,838.40)  -14,440.00    SOLE        NONE         0.00  0.00  -14,440.00
SHARPER IMAGE                 SHORT STOCK   820013100    (161,391.80)  -16,570.00    SOLE        NONE         0.00  0.00  -16,570.00
TRM CORP                      SHORT STOCK   872636105     (88,953.00)  -11,940.00    SOLE        NONE         0.00  0.00  -11,940.00
WEST MARINE INC               SHORT STOCK   954235107    (182,718.60)  -13,070.00    SOLE        NONE         0.00  0.00  -13,070.00